Related parties (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	22	18	19
Additions	3	5	5
Reductions	(17)	(1)	(6)
Balance at end of period	8	22	18
Loans to members of the Executive Board, number of members	3	6
Loans to members of the Executive Board, term (in years)	10
Highest loan outstanding with an individual Executive Board member	4
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	34	35	25
Additions	12	2	14
Reductions	(5)	(3)	(4)
Balance at end of period	41	34	35
Loans to members of the Board of Directors, number of members	5	7
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	13	45	83
Net borrowings/(repayments)	(1)	(32)	(38)
Balance at end of period	12	13	45
Bank
Activity in loans to related parties
Balance at end of period	7,894	7,950
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	22	18	19
Additions	3	5	5
Reductions	(17)	(1)	(6)
Balance at end of period	8	22	18
Loans to members of the Executive Board, number of members	3	6
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	33	34	24
Additions	13	2	14
Reductions	(5)	(3)	(4)
Balance at end of period	41	33	34
Loans to members of the Board of Directors, number of members	5	6